Net Loss Per Share of Common Stock	12 Months Ended
Dec. 31, 2016
Net Loss Per Share of Common Stock
Net Loss Per Share of Common Stock

25.Net Loss Per Share of Common Stock

Basic loss per share is computed by dividing loss attributable to common shareholders by the weighted-average number of common shares outstanding for the period. Diluted loss per share reflects the potential dilution of shares by adding other common stock equivalents, including stock options, warrants, and restricted common stock, in the weighted average number of common shares outstanding for a period, if dilutive. Potentially dilutive shares are excluded from the computation if their effect is anti-dilutive. As a result of the net loss for the years ended December 31, 2016, 2015 and 2014, there is no dilutive impact to the net loss per share calculation for the period.

The following table presents the calculation of basic and diluted net loss per share:

	December 31,	December 31,	December 31,
	2016	2015	2014
Numerator:
Net loss	$(220,968)	$(185,080)	$(5,196)
Denominator:
Basic weighted-average common shares	641,561,610	612,047,053	307,005,057
Diluted weighted-average common shares	641,561,610	612,047,053	307,005,057
Basic net loss per share	$(0.34)	$(0.30)	$(0.02)
Diluted net loss per share	(0.34)	(0.30)	(0.02)

For the years ended December 31, 2016, 2015 and 2014, the following securities were excluded from the computation of diluted net loss per share as inclusion would have been anti-dilutive.

	December 31,	December 31,	December 31,
	2016	2015	2014
Share options and non-vested restricted stock	55,551,000	69,536,350	57,954,000

Convertible bonds (see Note 18)	—	24,907,410	17,500,000

Total	55,551,000	94,443,760	75,454,000